Intangible Assets - Land Use Rights, Net (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended				9 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum	Mar. 31, 2014 Land Use Rights US ($)	Mar. 31, 2013 Land Use Rights US ($)	Mar. 31, 2014 Land Use Rights US ($)	Mar. 31, 2013 Land Use Rights US ($)
Amortization of Intangible Assets					$ 208,271	$ 259,027	$ 623,655	$ 648,409
Finite-Lived Intangible Asset, Useful Life	50 years	50 years	30 years	50 years